CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENT OF CASH FLOWS
Acquisition of business, cash acquired	$ 0	$ 0	$ 1,379,343